Trade Payables - Summary of Trade Payables (Parenthetical) (Detail) - SEK (kr) kr in Billions	Dec. 31, 2023	Dec. 31, 2022
Ericsson's supplier payments program [member]
Trade And Other Receivables [Line Items]
Trade payable relates to supplier invoices	kr 8.2	kr 9.7